ORCHARD SERIES FUND
                             8515 East Orchard Road
                            Englewood, Colorado 80111



August 28, 2000


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  200549

Re: Orchard Series Fund Certification Pursuant to Rule 497(j) under the Securities Act of 1933, File Nos.
         -----------------------------------------------------------------------
         333-09217 and 811-07735
         -----------------------

Ladies and Gentlemen:

         In lieu of filing the form of prospectus and Statement of Additional Information for Orchard Series Fund (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in post-effective amendment no. 10 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2) the text of post-effective amendment no. 10 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on August 21, 2000.

         If  you  should  require  any  additional   information  regarding  the
foregoing, please contact the undersigned at (303) 737-4001.

Orchard Series Fund
(Registrant)

By:      /s/ Russell L. Biles
         Russell L. Biles
         Attorney
         Orchard Series Fund